Loans and Financial Liabilities - Secured Notes - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	Feb. 28, 2021	Feb. 28, 2018	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Secured Notes			$ 1,025,000	$ 1,025,000
2028 Secured Notes
Disclosure of detailed information about borrowings [line items]
Secured Notes		$ 675,000
Secured Notes, fixed rate		5.00%
Loan maturity		2028
Secured notes payment description			semi-annual interest payments
2029 Secured Notes
Disclosure of detailed information about borrowings [line items]
Secured Notes	$ 350,000
Secured Notes, fixed rate	5.625%
Percentage of secured vessel financings			80.00%
Loan maturity	2029
Secured notes payment description			semi-annual interest payments